BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock subject to possible redemption
Common stock subject to possible redemption	20,700,000	20,700,000
Common stock subject to possible redemption, redemption price per share	$ 10.30	$ 10.10
Common stock not subject to possible redemption
Common stock, shares issued	6,151,000	6,151,000
Common stock, shares outstanding	6,151,000	6,151,000